[logo] M F S(R)                                              ANNUAL REPORT
INVESTMENT MANAGEMENT                                        SEPTEMBER 30, 2002

[graphic omitted]


                MFS(R) INTERNATIONAL
                STRATEGIC GROWTH FUND

                MFS(R) INTERNATIONAL STRATEGIC
                VALUE FUND
                (FORMERLY MFS(R) INTERNATIONAL VALUE FUND)


--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE               NO BANK GUARANTEE
           NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) INTERNATIONAL STRATEGIC GROWTH FUND
MFS(R) INTERNATIONAL STRATEGIC VALUE FUND

The following tables present certain information regarding the Trustees and officers of MFS Series Trust V, of which each fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

             NAME, AGE, POSITION WITH THE TRUST, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

TRUSTEES
JEFFREY L. SHAMES* (born 06/02/55) Trustee,              LAWRENCE T. PERERA (born 06/23/35) Trustee
Chairman                                                 Hemenway & Barnes (attorneys), Partner
Massachusetts Financial Services Company, Chairman
                                                         WILLIAM J. POORVU (born 04/10/35) Trustee
JOHN W. BALLEN* (born 09/12/59) Trustee and              Private investor; Harvard University Graduate
President                                                School of Business Administration, Class of 1961,
Massachusetts Financial Services Company, Chief          Adjunct Professor in Entrepreneurship Emeritus;
Executive Officer and Director                           CBL & Associates Properties, Inc. (real estate
                                                         investment trust), Director

KEVIN J. PARKE* (born 12/14/59) Trustee                  J. DALE SHERRATT (born 09/23/38) Trustee
Massachusetts Financial Services Company, Chief          Insight Resources, Inc. (acquisition planning
Investment Officer, President and Director               specialists), President; Wellfleet Investments
                                                         (investor in health care companies), Managing
                                                         General Partner (since 1993); Cambridge
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee           Nutraceuticals (professional nutritional
Brigham and Women's Hospital, Chief of Cardiac           products), Chief Executive Officer (until May
Surgery; Harvard Medical School, Professor of            2001); Paragon Trade Brands, Inc. (disposable
Surgery                                                  consumer products), Director


THE HON. SIR J. DAVID GIBBONS, KBE (born 06/15/27)       ELAINE R. SMITH (born 04/25/46) Trustee
Trustee                                                  Independent health care industry consultant
Edmund Gibbons Limited (diversified holding
company), Chief Executive Officer; Colonial
Insurance Company Ltd., Director and Chairman;           WARD SMITH (born 09/13/30) Trustee
Bank of Butterfield, Chairman (until 1997)               Private investor; Sundstrand Corporation
                                                         (manufacturer of highly engineered products for
                                                         industrial and aerospace applications), Director
WILLIAM R. GUTOW (born 09/27/41) Trustee                 (until June 1999)
Private investor and real estate consultant;
Capitol Entertainment Management Company (video
franchise), Vice Chairman


J. ATWOOD IVES (born 05/01/36) Trustee
Private investor; KeySpan Corporation (energy related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee and Chief Executive Officer (until November 2000)

ABBY M. O'NEILL (born 04/27/28) Trustee
Private investor; Rockefeller Financial Services,
Inc. (investment advisers), Chairman and Chief
Executive Officer

OFFICERS

JEFFREY L. SHAMES (born 06/02/55) Trustee,               RICHARD M. HISEY (born 08/29/58) Treasurer
Chairman                                                 Massachusetts Financial Services Company, Senior
Massachusetts Financial Services Company, Chairman       Vice President (since July 2002); The Bank of New
                                                         York, Senior Vice President (September 2000 to
                                                         July 2002); Lexington Global Asset Managers, Inc.,
JOHN W. BALLEN (born 9/12/59) Trustee and                Executive Vice President and General Manager
President                                                (prior to September 2000)
Massachusetts Financial Services Company, Chief
Executive Officer and Director                           ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
                                                         President
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant
Secretary and Assistant Clerk                            JAMES O. YOST (born 06/12/60) Assistant Treasurer
Massachusetts Financial Services Company, Senior         Massachusetts Financial Services Company, Senior
Vice President and Associate General Counsel             Vice President


STEPHEN E. CAVAN (born 11/06/53) Secretary and
Clerk
Massachusetts Financial Services Company, Senior
Vice President, General Counsel and Secretary

ROBERT R. FLAHERTY (born 09/18/63) Assistant
Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Gibbons, Sherratt and Smith, and Ms. O'Neill were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 117 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

INVESTMENT ADVISER                                       INVESTOR SERVICE
Massachusetts Financial Services Company                 MFS Service Center, Inc.
500 Boylston Street                                      P.O. Box 2281
Boston, MA 02116-3741                                    Boston, MA 02107-9906

DISTRIBUTOR                                              For general information, call toll free:
MFS Fund Distributors, Inc.                              1-800-225-2606 any business day from 8 a.m. to
500 Boylston Street                                      8 p.m. Eastern time.
Boston, MA 02116-3741
                                                         For service to speech- or hearing- impaired
PORTFOLIO MANAGERS                                       individuals, call toll free: 1-800-637-6576 any
David R. Mannheim+                                       business day from 9 a.m. to 5 p.m. Eastern time.
Frederick J. Simmons+                                    (To use this service, your phone must be equipped
                                                         with a Telecommunications Device for the Deaf).
CUSTODIAN
State Street Bank and Trust Company                      For share prices, account balances, exchanges or
225 Franklin Street, Boston, MA 02110                    stock and bond outlooks, call toll free:
                                                         1-800-MFS-TALK (1-800-637-8255) anytime from a
The Chase Manhattan Bank                                 touch-tone telephone.
One Chase Manhattan Plaza
New York, NY 10081                                       WORLD WIDE WEB
                                                         www.mfs.com
AUDITORS
Ernst & Young LLP

INVESTOR INFORMATION
For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).


+ MFS Investment Management

MFS(R) PRIVACY POLICY

At MFS(R), we are committed to protecting your privacy.

On behalf of the MFS Family of Funds(R), the MFS(R) Institutional Trusts, the Vertex(SM) Funds, Massachusetts Financial Services Company, and certain affiliates(1) (collectively, "MFS," "we," "us" or "our"), this privacy policy outlines certain of our policies designed to maintain the privacy of your nonpublic personal information.

Nonpublic personal information includes much of the information you provide to us and the related information about you and your transactions involving your MFS investment product or service. Examples of nonpublic personal information include the information you provide on new account applications for MFS investment products or services, your share balance or transactional history, and the fact that you are a customer of MFS.

We may collect nonpublic personal information about you from the following sources:

  o information we receive from you on applications or other forms

  o information about your transactions with us, our affiliates, or others, and

  o information we receive from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may disclose all of the information we collect, as described above, to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing arrangements.

We restrict access to nonpublic personal information about you to personnel who are necessary or appropriate to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

Our privacy policy applies only to individual MFS investors who have a direct relationship with us. If you own MFS products or receive MFS investment services in the name of a third-party broker/dealer, bank, investment adviser, or other financial service provider, that third-party's privacy policies may apply to you and our privacy policy may not.

If you have any questions with respect to MFS' privacy policy, please call 1-800-255-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

(1) MFS Institutional Advisors, Inc., Vertex Investment Management, Inc., MFS Original Research Advisors, LLC, MFS Original Research Partners, LLC, MFS(R) Heritage Trust Company(SM), and MFS Fund Distributors, Inc.

MANAGEMENT REVIEW AND OUTLOOK

MFS(R) International Strategic Growth Fund

Dear Shareholders,
For the 12 months ended September 30, 2002, Class A shares of the fund provided a total return of -5.63% and Class I shares -5.61%. These returns, which include the reinvestment of any dividends and capital gains distributions but exclude the effects of any sales charges, compare to a -15.26% return over the same period for the fund's benchmark, the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index. The MSCI EAFE Index is an unmanaged, market-capitalization-weighted total return index that is an aggregate of 21 individual country indices that collectively represent many of the major markets of the world. During the same period, the average international fund tracked by Lipper Inc., an independent firm that reports mutual fund performance, returned -14.41%.

After a strong fourth-quarter rally in 2001, markets around the world experienced a strong downdraft that began in late winter of 2002 and continued through the end of the period. The earnings recovery that a majority of investors seemed to expect as the year began has failed to materialize; factors such as the ongoing recession in Japan and corporate accounting scandals in the United States have added to global markets' woes.

Although the portfolio did not escape this negative climate, performance was strong on a relative basis. Results were helped by our overweighted positions in sectors that declined less than the overall market, including health care and consumer staples. The latter sector comprised several of the fund's better-performing holdings, such as Diageo PLC, a beverage firm with some of the world's best-known brands of spirits, and Reckitt Benckiser PLC, the world's largest maker of household cleaning products.

    Respectfully,

/s/ David R. Mannheim

    David R. Mannheim
    Portfolio Manager

MFS(R) International Strategic Value Fund

Dear Shareholders,
For the 12 months ended September 30, 2002, Class A shares of the fund provided a total return of -8.34% and Class I shares -8.24%. These returns assume the reinvestment of any dividends and capital gains distributions but exclude the effects of any sales charges. These returns compare over the same period with a -15.26% return for the fund's benchmark, the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index. During the same period, the average international fund tracked by Lipper Inc., an independent firm that reports mutual fund performance, returned -14.41%.

International markets continued to suffer from many of the same problems that affected U.S. markets. The global economy was still a mixed bag of positive and negative news, corporate earnings were anemic, and the technology and telecommunications sectors performed poorly. However, for the period the fund generated better returns than its benchmark for three reasons:

    1. INVESTMENT STYLE: We rely on bottom-up research to help us discover stocks that we believe are bargains relative to the earnings they generate. For the past 12 months, certainly through June, value stocks significantly outperformed growth stocks. Even when value stocks eventually did decline during the summer, their returns were still better than their growth counterparts.

    2. UNDERWEIGHTING IN TECHNOLOGY: Our technology position was significantly underweighted relative to our benchmark, the MSCI EAFE Index. This saved the fund from the extremely poor performance experienced by most of that sector.

    3. OVERWEIGHTING IN CONSUMER STAPLES: We have been overweight in consumer staples relative to our benchmark for a long time. Although past performance is no guarantee of future results, this group historically has delivered superior earnings with few disappointments -- people drink bottled beverages, use soap, and eat ice cream regardless of the economic environment. Holdings included Diageo, Reckitt Benkiser, and Unilever. Each of these companies possess strong brands in consumer products that are used daily all over the world.

Financial stocks and pharmaceuticals detracted from performance. We were significantly underweighted in financials, one of the largest sectors in the MSCI EAFE Index. For the past 12 months, this sector turned in strong relative results, especially regional, nonmoney center banks. Pharmaceuticals performed poorly as a group because many drugs came off patent protection and firms didn't have many new drugs coming out of development.

Whenever the economy does recover, we expect to see profits pick up. Areas that interest us are specialty chemicals and metals. An example would be Linde, a German company that provides industrial gases used in manufacturing. The company's customers include basic steel, oil, and food processing companies. We're looking forward to the time when cyclical stocks will do better, but are unwilling to commit fully to them at this point.

    Respectfully,

/s/ Frederick J. Simmons

    Frederick J. Simmons

Effective October 1, 2002, the name of the MFS(R) International Value Fund was changed to MFS(R) International Strategic Value Fund.

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The portfolio is actively managed, and current holdings may be different.

It is not possible to invest directly in an index.

PERFORMANCE SUMMARY

Currently, each fund offers only Class A and Class I shares, which are available for purchase at net asset value only by residents of the Commonwealth of Massachusetts who are employees (or certain relatives of employees) of MFS and its affiliates or members of the governing boards of the various funds sponsored by MFS.

The following information illustrates the historical performance of each fund's Class A shares in comparison to its benchmarks. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.) It is not possible to invest directly in an index.

MFS(R) INTERNATIONAL STRATEGIC GROWTH FUND(1)(2)(3)(4)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, October 9, 1997, through

September 30, 2002. Index information is from October 1, 1997.)

                             MFS International
                             Strategic Growth
                              Fund - Class A         MSCI EAFE Index
              "10/97"            $ 9,525                 $10,000
              "9/98"               9,220                   9,192
              "9/99"              13,257                  12,070
              "9/00"              15,727                  12,484
              "9/01"              12,316                   8,954
              "9/02"              11,623                   7,587

TOTAL RATES OF RETURN THROUGH SEPTEMBER 30, 2002

CLASS A
                                               1 Year       3 Years       Life*
-------------------------------------------------------------------------------
Cumulative Total Return Excluding
  Sales Charge                                - 5.63%       -12.33%     +22.02%
-------------------------------------------------------------------------------
Average Annual Total Return
  Excluding Sales Charge                      - 5.63%       - 4.29%     + 4.08%
-------------------------------------------------------------------------------
Average Annual Total Return
  Including Sales Charge**                    -10.11%       - 5.83%     + 3.07%
-------------------------------------------------------------------------------

CLASS I
                                               1 Year       3 Years       Life*
-------------------------------------------------------------------------------
Cumulative Total Return (No Sales Charge)     - 5.61%       -12.36%     +22.34%
-------------------------------------------------------------------------------
Average Annual Total Return (No Sales
   Charge)                                    - 5.61%       - 4.30%     + 4.14%
-------------------------------------------------------------------------------

COMPARATIVE INDICES(+)
                                               1 Year       3 Years       Life*
-------------------------------------------------------------------------------
Average international fund+                   -14.41%       -13.01%     - 5.41%
-------------------------------------------------------------------------------
MSCI EAFE Index#                              -15.26%       -14.34%     - 5.37%
-------------------------------------------------------------------------------
  * For the period from the commencement of the fund's investment operations, October 9, 1997, through September 30, 2002.
    Index information is from October 1, 1997.
 ** Takes into account the maximum sales charge of 4.75%.
(+) Average annual rates of return.
  + Source: Lipper Inc.
  # Source: Standard & Poor's Micropal, Inc.

MFS(R) INTERNATIONAL STRATEGIC VALUE FUND(1)(2)(3)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, October 9, 1997, through

September 30, 2002. Index information is from October 1, 1997.)

                            MFS International
                             Strategic Value
                              Fund - Class A       MSCI EAFE Index
              "10/97"            $ 9,525               $10,000
              "9/99"              12,966                12,070
              "9/00"              14,810                12,484
              "9/01"              11,537                 8,954
              "9/02"              10,575                 7,587

TOTAL RATES OF RETURN THROUGH SEPTEMBER 30, 2002

CLASS A
                                               1 Year      3 Years        Life*
-------------------------------------------------------------------------------
Cumulative Total Return
  Excluding Sales Charge                      - 8.34%      -18.44%      +11.03%
-------------------------------------------------------------------------------
Average Annual Total Return
  Excluding Sales Charge                      - 8.34%      - 6.57%      + 2.12%
-------------------------------------------------------------------------------
Average Annual Total Return
  Including Sales Charge**                    -12.69%      - 8.07%      + 1.13%
-------------------------------------------------------------------------------

CLASS I
                                               1 Year      3 Years        Life*
-------------------------------------------------------------------------------
Cumulative Total Return (No Sales Charge)     - 8.24%      -18.74%      +10.70%
-------------------------------------------------------------------------------
Average Annual Total Return (No Sales
  Charge)                                     - 8.24%      - 6.68%      + 2.06%
-------------------------------------------------------------------------------

COMPARATIVE INDICES(+)
                                               1 Year      3 Years        Life*
-------------------------------------------------------------------------------
Average international fund+                   -14.41%      -13.01%      - 5.41%
-------------------------------------------------------------------------------
MSCI EAFE Index#                              -15.26%      -14.34%      - 5.37%
-------------------------------------------------------------------------------
  * For the period from commencement of the fund's investment operations, October 9, 1997, through September 30, 2002.
    Index information is from October 1, 1997.
 ** Takes into account the maximum sales charge of 4.75%.
(+) Average annual rates of return.
  + Source: Lipper Inc.
  # Source: Standard & Poor's Micropal, Inc.

NOTES TO PERFORMANCE SUMMARY
For periods prior to their inception, Class I share performance includes the performance of the fund's original share class (Class A). Class I performance has been adjusted to reflect the fact that I shares have no sales charge. Performance for these classes has not been adjusted to reflect the differences in class specific operating expenses (e.g., Rule 12b-1 fees). Because these expenses are lower for I than those of A, performance shown is lower for I than it would have been had this share class been offered for the entire period.

Performance results reflect any applicable subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and include the reinvestment of dividends and capital gains distributions.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

(1) Investments in foreign and/or emerging market securities may be unfavorably affected by interest-rate and currency-exchange-rate changes, as well as by market, economic, and political conditions of the countries where investments are made. There may be greater returns but also greater risk than with U.S. investments.

(2) The portfolio may participate in the initial public offering (IPO) market, and a significant portion of the portfolio's returns may be attributable to investment in IPOs, which may have greater impact on performance of a portfolio while it's asset base is small. There is no guarantee the portfolio will experience similar performance as its assets grow.

(3) Because the portfolio may invest a substantial amount of its assets in issuers located in a single country or in a limited number of countries, the portfolio is more susceptible to adverse economic, political or regulatory developments affecting those countries than is a portfolio that invests more broadly.

(4) When concentrating on one issuer, the portfolio is more sensitive to changes in the value of securities of these issuers.

These risks may increase share price volatility. Please see the prospectus for details.

PORTFOLIO OF INVESTMENTS -- September 30, 2002

MFS INTERNATIONAL STRATEGIC GROWTH FUND

Stocks - 95.0%
-------------------------------------------------------------------------------
ISSUER                                                    SHARES          VALUE
-------------------------------------------------------------------------------
Foreign Stocks - 95.0%
  Australia - 8.8%
    News Corp Ltd. (Media)                                 5,735     $   27,363
    QBE Insurance Group Ltd. (Insurance)                   8,474         32,934
    Tab Ltd. (Gaming)*                                    23,640         42,601
                                                                     ----------
                                                                     $  102,898
-------------------------------------------------------------------------------
  Bermuda - 3.4%
    Ace Ltd. (Insurance)                                   1,330     $   39,381
-------------------------------------------------------------------------------
  Canada - 4.6%
    BCE, Inc. (Telecommunications)                         1,148     $   20,342
    Canadian Natural Resources Ltd. (Oil Services)         1,050         33,338
                                                                     ----------
                                                                     $   53,680
-------------------------------------------------------------------------------
  Finland - 3.0%
    Nokia Oyj (Telecommunications)                         2,610     $   34,676
-------------------------------------------------------------------------------
  France - 12.0%
    Aventis S.A. (Pharmaceuticals)                           560     $   29,318
    Cap Gemini S.A. (Computer Services)                      400          6,401
    Carrefour S.A. (Supermarket)                             450         18,047
    Clarins S.A. (Consumer Products)                         430         14,229
    L'Air Liquide S.A. (Gas)                                 320         39,512
    Sanofi-Synthelabo S.A. (Pharmaceuticals)                 595         33,531
                                                                     ----------
                                                                     $  141,038
-------------------------------------------------------------------------------
  Germany - 4.7%
    Bayerische Motoren Werke AG (Automotive)                 940     $   30,187
    Linde AG (Engineering)                                   710         25,388
                                                                     ----------
                                                                     $   55,575
-------------------------------------------------------------------------------
  Ireland - 2.7%
    Irish Life & Permanent PLC (Financial Institutions)    2,830     $   32,148
-------------------------------------------------------------------------------
  Japan - 7.2%
    Brother Industries, Ltd. (Electronics)                 3,000     $   21,245
    Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)       1,800         15,232
    Honda Motor Co., Ltd., ADR (Automotive)                1,310         26,030
    Nissan Motor Co. (Automotive)                          3,000         22,281
                                                                     ----------
                                                                     $   84,788
-------------------------------------------------------------------------------
  Netherlands - 10.6%
    Akzo Nobel N.V. (Chemicals)                              680     $   21,897
    Elsevier N.V. (Publishing)                             3,380         40,366
    STMicroelectronics N.V. (Electronics)                  1,160         15,595
    Unilever N.V. (Consumer Goods & Services)                790         46,744
                                                                     ----------
                                                                     $  124,602
-------------------------------------------------------------------------------
  Norway - 1.8%
    Tandberg ASA (Telecommunications)*                     2,200     $   21,538
-------------------------------------------------------------------------------
  Spain - 2.8%
    Gas Natural SDG S.A. (Gas)                             1,950     $   33,035
-------------------------------------------------------------------------------
  Switzerland - 9.3%
    Syngenta AG (Chemicals)                                  800     $   43,586
    Synthes-Stratec, Inc. (Medical & Health Products)         69         35,068
    UBS AG (Financial Services)                              751         31,196
                                                                     ----------
                                                                     $  109,850
-------------------------------------------------------------------------------
  United Kingdom - 24.1%
    BOC Group PLC (Chemicals)                              2,155     $   29,328
    British Sky Broadcasting Group PLC (Broadcasting)*     3,710         29,846
    Capital Radio PLC (Broadcasting)                       2,500         19,435
    Diageo PLC (Food & Beverage Products)                  5,137         63,622
    GlaxoSmithKline PLC (Pharmaceuticals)                  1,990         38,422
    NEXT PLC (Retail)                                      1,300         18,957
    Reckitt Benckiser PLC (Consumer Goods & Services)      2,550         48,033
    Royal Bank of Scotland Group PLC (Banks &
      Credit Cos.)                                         1,550         29,196
    William Hill Organization Ltd. (Gaming)                1,880          6,669
                                                                     ----------
                                                                     $  283,508
-------------------------------------------------------------------------------
Total Foreign Stocks                                                 $1,116,717
-------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,217,062)                           $1,116,717
-------------------------------------------------------------------------------

Short-Term Obligations - 3.6%
-------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
                                                               (000 OMITTED)
-------------------------------------------------------------------------------
    Sheffield Receivables Corp., due 10/01/02, at
      Amortized Cost                                      $   42     $   42,000
-------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,259,062)                      $1,158,717

Other Assets, Less Liabilities - 1.4%                                    16,070
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                  $1,174,787
-------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- September 30, 2002

MFS INTERNATIONAL STRATEGIC VALUE FUND

Stocks - 90.0%
-------------------------------------------------------------------------------
ISSUER                                                    SHARES        VALUE
-------------------------------------------------------------------------------
Foreign Stocks - 66.5%
  Australia - 4.2%
    Australia & New Zealand Banking Group Ltd.
      (Banks & Credit Cos.)                                641         $  6,141
    QBE Insurance Group Ltd. (Insurance)                 3,866           15,025
    TABCORP Holdings Ltd. (Leisure)                      1,110            7,080
                                                                       --------
                                                                       $ 28,246
-------------------------------------------------------------------------------
  Canada - 5.3%
    Alcan Aluminum Ltd. (Metals & Minerals)                420         $ 10,395
    BCE, Inc. (Telecommunications)                         270            4,779
    Canadian National Railway Co. (Railroads)              343           12,807
    Quebecor World, Inc. (Printing & Publishing)           350            8,233
                                                                       --------
                                                                       $ 36,214
-------------------------------------------------------------------------------
  France - 11.8%
    Aventis S.A. (Pharmaceuticals)                         310         $ 16,229
    Cap Gemini S.A. (Computer Services)                    100            1,600
    Sanofi-Synthelabo S.A. (Pharmaceuticals)               492           27,726
    Schneider Electric (Utilities - Electric)               77            3,414
    Societe Television Francaise 1 (Media)                 802           17,025
    Total Fina S.A., ADR (Oils)                            222           14,619
                                                                       --------
                                                                       $ 80,613
-------------------------------------------------------------------------------
  Germany - 3.1%
    Bayerische Motoren Werke AG (Automotive)               110         $  3,532
    Deutsche Post AG (Transportation Services)             410            3,491
    Linde AG (Conglomerates)                               170            6,079
    Munchener Ruckvers AG (Financial Services)              15            1,581
    Schering AG (Pharmaceuticals)                          130            6,228
                                                                       --------
                                                                       $ 20,911
-------------------------------------------------------------------------------
  Hong Kong - 0.6%
    Hong Kong Electric Holdings Ltd.
     (Utilities - Electric)                              1,000         $  4,257
-------------------------------------------------------------------------------
  Ireland - 1.7%
    Bank of Ireland (Banks & Credit Cos.)                  700         $  6,873
    Irish Life & Permanent PLC (Financial
      Institutions)                                        440            4,998
                                                                       --------
                                                                       $ 11,871
-------------------------------------------------------------------------------
  Japan - 5.6%
    Nissan Motor Co. (Automotive)                        1,000         $  7,427
    Shiseido Co., Ltd. (Consumer Products)               1,000           11,937
    Tokyo Gas Co. Ltd. (Gas)                             5,000           14,624
    Uni-Charm Corp. (Forest & Paper Products)              100            3,894
                                                                       --------
                                                                       $ 37,882
-------------------------------------------------------------------------------
  Mexico - 1.0%
    Fomento Economico Mexicano S.A. (Food &
      Beverage Products)                                   100         $  3,380
    Telefonos de Mexico S.A., ADR
      (Telecommunications)                                 120            3,378
                                                                       --------
                                                                       $  6,758
-------------------------------------------------------------------------------
  Netherlands - 5.8%
    Akzo Nobel N.V. (Chemicals)                            443         $ 14,266
    Koninklijke KPN N.V. (Telecommunications)            1,240            6,430
    STMicroelectronics N.V. (Electronics)                  390            5,243
    Unilever N.V. (Consumer Goods & Services)              230           13,609
                                                                       --------
                                                                       $ 39,548
-------------------------------------------------------------------------------
  South Korea - 0.7%
    Korea Tobacco & Ginseng Corp., GDR (Tobacco)           680         $  4,726
-------------------------------------------------------------------------------
  Spain - 3.9%
    Altadis S.A. (Tobacco)                                 400         $  8,930
    Gas Natural SDG S.A. (Gas)                             220            3,727
    Iberdrola S.A. (Utilities - Electric)                  620            8,023
    Telefonica, S.A. (Telecommunications)*                 804            5,988
                                                                       --------
                                                                       $ 26,668
-------------------------------------------------------------------------------
  Sweden - 1.2%
    Sparbanken Sverige AB, "A" (Banks & Credit Cos.)       780         $  7,786
-------------------------------------------------------------------------------
  Switzerland - 1.6%
    Syngenta AG (Chemicals)                                200         $ 10,897
-------------------------------------------------------------------------------
  United Kingdom - 20.0%
    Aviva PLC (Insurance)                                  380         $  2,132
    BP Amoco PLC, ADR (Oils)                               350           13,965
    BT Group PLC (Telecommunications)*                   1,290            3,331
    Cadbury Schweppes PLC (Food & Beverage Products)     1,020            6,805
    Diageo PLC (Food & Beverage Products)                1,818           22,516
    GlaxoSmithKline PLC (Pharmaceuticals)                  392            7,568
    Intertek Testing Servicing PLC (Business
      Services)*                                           480            2,984
    Lloyds TSB Group PLC (Banks & Credit Cos.)           1,150            8,475
    Marks and Spencer Group PLC (Retail)*                1,443            7,271
    National Grid Group PLC (Telecommunications)           850            6,024
    NEXT PLC (Retail)                                      760           11,083
    Reckitt Benckiser PLC (Consumer Goods &
      Services)                                            660           12,432
    Reed Elsevier PLC (Publishing)                       1,720           14,755
    Royal Bank of Scotland Group PLC (Banks &
      Credit Cos.)                                         353            6,649
    William Hill Organization Ltd. (Gaming)                390            1,384
    Willis Group Holdings Ltd. (Insurance)*                270            9,042
                                                                       --------
                                                                       $136,416
-------------------------------------------------------------------------------
Total Foreign Stocks                                                   $452,793
-------------------------------------------------------------------------------
U.S. Stocks - 23.5%
  Banks & Credit Cos. - 2.5%
    Bank of America Corp.                                  170         $ 10,846
    Comerica, Inc.                                         130            6,269
                                                                       --------
                                                                       $ 17,115
-------------------------------------------------------------------------------
  Chemicals - 2.0%
    Air Products & Chemicals, Inc.                         320         $ 13,443
-------------------------------------------------------------------------------
  Consumer Goods & Services - 3.8%
    Philip Morris Cos., Inc.                               433         $ 16,800
    Procter & Gamble Co.                                   100            8,938
                                                                       --------
                                                                       $ 25,738
-------------------------------------------------------------------------------
  Food & Beverage Products - 1.8%
    Anheuser-Busch Cos., Inc.                              165         $  8,349
    Kellogg Co.                                            110            3,658
                                                                       --------
                                                                       $ 12,007
-------------------------------------------------------------------------------
  Industrial Gases - 0.6%
    Praxair, Inc.                                           80         $  4,089
-------------------------------------------------------------------------------
  Machinery - 1.9%
    Danaher Corp.                                          150         $  8,527
    Deere & Co.                                            100            4,545
                                                                       --------
                                                                       $ 13,072
-------------------------------------------------------------------------------
  Medical & Health Products - 1.3%
    Baxter International, Inc.                             110         $  3,361
    Johnson & Johnson Co.                                  100            5,408
                                                                       --------
                                                                       $  8,769
-------------------------------------------------------------------------------
  Photographic Products - 1.2%
    Eastman Kodak Co.                                      300         $  8,172
-------------------------------------------------------------------------------
  Printing & Publishing - 1.4%
    Gannett Co., Inc.                                      130         $  9,383
-------------------------------------------------------------------------------
  Retail - 3.6%
    Lowe's Cos., Inc.                                      350         $ 14,490
    Sears, Roebuck & Co.                                   130            5,070
    Target Corp.                                           170            5,018
                                                                       --------
                                                                       $ 24,578
-------------------------------------------------------------------------------
  Special Products & Services - 2.7%
    3M Co.                                                 170         $ 18,695
-------------------------------------------------------------------------------
  Telecommunications - 0.3%
    BellSouth Corp.                                        130         $  2,387
-------------------------------------------------------------------------------
  Transportation - 0.4%
    United Parcel Service, Inc.                             40         $  2,501
-------------------------------------------------------------------------------
Total U.S. Stocks                                                      $159,949
-------------------------------------------------------------------------------
Total Stocks (Identified Cost, $645,019)                               $612,742
-------------------------------------------------------------------------------

Short-Term Obligations - 9.5%
-------------------------------------------------------------------------------
                                              PRINCIPAL AMOUNT
                                                 (000 OMITTED)
-------------------------------------------------------------------------------
    Federal Home Loan Bank, due 10/01/02                $   38         $ 38,000
    General Electric Capital Corp., due 10/01/02            27           27,000
-------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                        $ 65,000
-------------------------------------------------------------------------------
Total Investments (Identified Cost, $710,019)                          $677,742

Other Assets, Less Liabilities - 0.5%                                     3,427
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                    $681,169
-------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

Portfolio Footnotes:

* Non-income producing security.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities
--------------------------------------------------------------------------------------------------------------------
                                                                           MFS INTERNATIONAL       MFS INTERNATIONAL
                                                                                   STRATEGIC               STRATEGIC
SEPTEMBER 30, 2002                                                               GROWTH FUND              VALUE FUND
--------------------------------------------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $1,259,062 and $710,019,
    respectively)                                                               $ 1,158,717              $   677,742
  Cash                                                                                  115                      435
  Foreign currency, at value (identified cost, $4,644 and $270, respectively)         4,630                      270
  Receivable for investments sold                                                     8,652                      520
  Interest and dividends receivable                                                   4,352                    2,292
  Other assets                                                                            7                        7
                                                                                -----------              -----------
      Total assets                                                              $ 1,176,473              $   681,266
                                                                                -----------              -----------
Liabilities:
  Payable for investments purchased                                             $     1,513              $      --
  Payable to affiliate for reimbursement fee                                            173                       97
                                                                                -----------              -----------
      Total liabilities                                                         $     1,686              $        97
                                                                                -----------              -----------
Net assets                                                                      $ 1,174,787              $   681,169
                                                                                ===========              ===========
Net assets consist of:
  Paid-in-capital                                                               $ 1,447,799              $   872,480
  Unrealized depreciation on investments and translation of assets and
    liabilities in foreign currencies                                              (100,301)                 (32,223)
  Accumulated net realized loss on investments and foreign currency
    transactions                                                                   (172,711)                (160,357)
  Accumulated undistributed net investment income                                      --                      1,269
                                                                                -----------              -----------
      Total                                                                     $ 1,174,787              $   681,169
                                                                                ===========              ===========
Shares of beneficial interest outstanding:
  Class A                                                                            55,461                   19,458
  Class I                                                                            90,183                   79,511
                                                                                -----------              -----------
      Total shares of beneficial interest outstanding                               145,644                   98,969
                                                                                ===========              ===========
Net assets:
  Class A                                                                       $   446,326              $   134,301
  Class I                                                                           728,461                  546,868
                                                                                -----------              -----------
      Total net assets                                                          $ 1,174,787              $   681,169
                                                                                ===========              ===========

Class A shares:
  Net asset value and redemption price per share
    (net assets / shares of beneficial interest outstanding)                       $8.05                    $6.90
                                                                                   =====                    =====
  Offering price per share
    (100 / 95.25 of net asset value per share)                                     $8.45                    $7.24
                                                                                   =====                    =====
Class I shares:
  Net asset value, offering price, and redemption price per share
    (net assets / shares of beneficial interest outstanding)                       $8.08                    $6.88
                                                                                   =====                    =====
On sales of $100,000 or more, the price of Class A is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A shares.

See notes to financial statements.

Statements of Operations
--------------------------------------------------------------------------------------------------------------------
                                                                          MFS INTERNATIONAL        MFS INTERNATIONAL
                                                                                  STRATEGIC                STRATEGIC
YEAR ENDED SEPTEMBER 30, 2002                                                   GROWTH FUND               VALUE FUND
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss):
  Income -
    Dividends                                                                   $    21,380              $    16,704
    Interest                                                                          1,178                      559
    Foreign taxes withheld                                                           (2,133)                  (1,309)
                                                                                -----------              -----------
      Total investment income                                                   $    20,425              $    15,954
                                                                                -----------              -----------

  Expenses -
    Management fee                                                              $    12,188              $     7,527
    Shareholder servicing agent fee                                                   1,250                      770
    Distribution and service fee (Class A)                                            2,228                      760
    Administrative fee                                                                  122                       73
    Investor communication expense                                                    1,203                     --
    Custodian fee                                                                     5,665                    4,802
    Printing                                                                         14,130                    1,272
    Postage                                                                             543                       20
    Auditing fees                                                                    32,741                   33,341
    Legal fees                                                                        7,993                    7,563
    Registration fees                                                                 4,738                    4,622
    Miscellaneous                                                                     2,558                    2,756
                                                                                -----------              -----------
      Total expenses                                                            $    85,359              $    63,506
    Fees paid indirectly                                                               (187)                    (113)
    Reduction of expenses by investment adviser and distributor                     (63,291)                 (49,917)
                                                                                -----------              -----------
      Net expenses                                                              $    21,881              $    13,476
                                                                                -----------              -----------
        Net investment income (loss)                                            $    (1,456)             $     2,478
                                                                                -----------              -----------
Realized and unrealized gain (loss) on investments:
  Realized loss (identified cost basis) -
    Investment transactions                                                     $   (47,895)             $  (105,757)
    Foreign currency transactions                                                    (1,509)                    (327)
                                                                                -----------              -----------
      Net realized loss on investments and foreign currency transactions        $   (49,404)             $  (106,084)
                                                                                -----------              -----------

  Change in unrealized appreciation (depreciation) -
    Investments                                                                 $   (32,055)             $    42,370
    Translation of assets and liabilities in foreign currencies                          (4)                    (119)
                                                                                -----------              -----------
      Net unrealized gain (loss) on investments and foreign currency
        translation                                                             $   (32,059)             $    42,251
                                                                                -----------              -----------
        Net realized and unrealized loss on investments and foreign currency    $   (81,463)             $   (63,833)
                                                                                -----------              -----------
          Decrease in net assets from operations                                $   (82,919)             $   (61,355)
                                                                                ===========              ===========

See notes to financial statements.

Statements of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED SEPTEMBER 30,
                                                                           ------------------------------------------
MFS INTERNATIONAL STRATEGIC GROWTH FUND                                             2002                     2001
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment loss                                                           $    (1,456)             $    (3,919)
  Net realized loss on investments and foreign currency transactions                (49,404)                 (97,308)
  Net unrealized loss on investments and foreign currency translation               (32,059)                (194,613)
                                                                                -----------              -----------
      Decrease in net assets from operations                                    $   (82,919)             $  (295,840)
                                                                                -----------              -----------
Distributions declared to shareholders -
  From net investment income (Class A)                                          $      --                $    (2,772)
  From net investment income (Class I)                                                 --                     (5,163)
  From net realized gain on investments and foreign currency
    transactions (Class A)                                                             --                    (68,253)
  From net realized gain on investments and foreign currency
    transactions (Class I)                                                             --                   (127,088)
  In excess of net investment income (Class A)                                         --                        (63)
  In excess of net investment income (Class I)                                         --                       (118)
  In excess of net realized gain on investments and foreign currency
    transactions (Class A)                                                             --                     (8,593)
  In excess of net realized gain on investments and foreign currency
    transactions (Class I)                                                             --                    (16,001)
  From paid-in-capital (Class A)                                                       --                       (159)
  From paid-in-capital (Class I)                                                       --                       (298)
                                                                                -----------              -----------
      Total distributions declared to shareholders                              $      --                $  (228,508)
                                                                                -----------              -----------
Net increase in net assets from fund share transactions                         $   182,447              $   276,848
                                                                                -----------              -----------
      Total increase (decrease) in net assets                                   $    99,528              $  (247,500)
Net assets:
  At beginning of period                                                          1,075,259                1,322,759
                                                                                -----------              -----------
  At end of period (including accumulated net investment loss of $0 and
    $0, respectively)                                                           $ 1,174,787              $ 1,075,259
                                                                                ===========              ===========

See notes to financial statements.

Statements of Changes in Net Assets - continued
---------------------------------------------------------------------------------------------------------------------
                                                                                     YEAR ENDED SEPTEMBER 30,
                                                                             ----------------------------------------
MFS INTERNATIONAL STRATEGIC VALUE FUND                                             2002                       2001
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                                         $     2,478              $       586
  Net realized loss on investments and foreign currency transactions               (106,084)                 (41,670)
  Net unrealized gain (loss) on investments and foreign currency
    translation                                                                      42,251                 (169,953)
                                                                                -----------              -----------
      Decrease in net assets from operations                                    $   (61,355)             $  (211,037)
                                                                                -----------              -----------
Distributions declared to shareholders -
  From net investment income (Class A)                                          $      --                $   (10,196)
  From net investment income (Class I)                                                 --                         (1)
  From net realized gain on investments and foreign currency transactions
    (Class A)                                                                      (148,445)
  From net realized gain on investments and foreign currency transactions
    (Class I)                                                                           (24)
  In excess of net realized gain on investments and foreign currency
    transactions (Class A)                                                             (252)                    --
  In excess of net realized gain on investments and foreign currency
    transactions (Class I)                                                           (1,032)                    --
                                                                                -----------              -----------
      Total distributions declared to shareholders                              $    (1,284)             $  (158,666)
                                                                                -----------              -----------
Net increase in net assets from fund share transactions                         $     1,293              $   158,897
                                                                                -----------              -----------
      Total decrease in net assets                                              $   (61,346)             $  (210,806)
Net assets:
  At beginning of year                                                              742,515                  953,321
                                                                                -----------              -----------
  At end of period (including accumulated undistributed net investment income of $1,269 and accumulated net investment loss of $882,
    respectively)                                                               $   681,169              $   742,515
                                                                                ===========              ===========

See notes to financial statements.

Financial Highlights
--------------------------------------------------------------------------------------------------------------------
                                                             YEAR ENDED SEPTEMBER 30,                   PERIOD ENDED
                                                       ---------------------------------------------   SEPTEMBER 30,
MFS INTERNATIONAL STRATEGIC GROWTH FUND                   2002        2001          2000        1999           1998*
--------------------------------------------------------------------------------------------------------------------
                                             CLASS A
--------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period                  $  8.53     $ 13.30       $ 13.44     $  9.68         $ 10.00
                                                       -------     -------       -------     -------         -------
Income from investment operations# -
  Net investment income (loss)(S)                      $ (0.01)    $ (0.03)      $  0.08     $  0.05         $  0.04
  Net realized and unrealized gain (loss)
    on investments and foreign currency                  (0.47)      (2.47)         2.35        4.08           (0.36)
                                                       -------     -------       -------     -------         -------
      Total from investment operations                 $ (0.48)    $ (2.50)      $  2.43     $  4.13         $ (0.32)
                                                       -------     -------       -------     -------         -------

Less distributions declared to shareholders -
  From net investment income                           $  --       $ (0.08)      $ (0.01)    $ (0.04)        $  --
  From net realized gain on investments and
    foreign currency transactions                         --         (1.94)        (2.56)      (0.33)           --
  In excess of net investment income                      --          0.00+++       --          --              --
  In excess of net realized gain on
    investments and foreign currency
    transactions                                          --         (0.25)         --          --              --
  From paid-in-capital                                    --         (0.00)+++      --          --              --
                                                       -------     -------       -------     -------         -------
       Total distributions declared to
        shareholders                                   $  --       $ (2.27)      $ (2.57)    $ (0.37)        $  --
                                                       -------     -------       -------     -------         -------
Net asset value - end of period                        $  8.05     $  8.53       $ 13.30     $ 13.44         $  9.68
                                                       =======     =======       =======     =======         =======
Total return                                             (5.63)%    (21.69)%       18.63%      43.79%          (3.20)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                              1.76%       1.81%         1.75%       1.78%           1.77%+
  Net investment income (loss)                           (0.08)%     (0.33)%        0.55%       0.44%           0.34%+
Portfolio turnover                                          82%        103%          137%        175%            103%
Net assets at end of period (000 Omitted)              $   446     $   367       $   463     $   253         $    90

(S) Subject to reimbursement by the fund, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 1.75% of average daily net assets. In addition, the investment adviser and the distributor voluntarily waived their fees for the periods indicated. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment loss per share and the ratios would have been:

     Net investment loss                               $ (0.49)    $ (0.49)      $ (0.28)    $ (0.39)        $ (0.20)
     Ratios (to average net assets):
       Expenses##                                         7.15%       6.32%         4.34%       5.23%           3.88%+
       Net investment loss                               (5.47)%     (4.84)%       (2.04)%     (3.01)%         (1.79)%+
   * For the period from the commencement of the fund's investment operations, October 9, 1997, through September30, 1998.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $(0.01).
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

Financial Highlights
--------------------------------------------------------------------------------------------------------------------
                                                             YEAR ENDED SEPTEMBER 30,                   PERIOD ENDED
                                                       ---------------------------------------------   SEPTEMBER 30,
MFS INTERNATIONAL STRATEGIC GROWTH FUND                   2002        2001          2000        1999           1998*
--------------------------------------------------------------------------------------------------------------------
                                             CLASS I
--------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period                  $  8.56     $ 13.34       $ 13.48     $  9.70         $ 10.00
                                                       -------     -------       -------     -------         -------
Income from investment operations# -
  Net investment income (loss)(S)                      $ (0.01)    $ (0.03)      $  0.07     $  0.02         $  0.05
  Net realized and unrealized gain (loss)
    on investments and foreign currency                  (0.47)      (2.48)         2.36        4.13           (0.35)
                                                       -------     -------       -------     -------         -------
      Total from investment operations                 $ (0.48)    $ (2.51)      $  2.43     $  4.15         $ (0.30)
                                                       -------     -------       -------     -------         -------
Less distributions declared to shareholders -
  From net investment income                           $  --       $ (0.08)      $ (0.01)    $ (0.04)        $  --
  From net realized gain on investments and
    foreign currency transactions                         --         (1.94)        (2.56)      (0.33)           --
  In excess of net investment income                      --         (0.00)+++      --          --              --
  In excess of net realized gain on
    investments and foreign currency
    transactions                                          --         (0.25)         --          --              --
  From paid-in-capital                                    --         (0.00)+++      --          --              --
                                                                   -------       -------     -------         -------
      Total distributions declared to
        shareholders                                   $  --       $ (2.27)      $ (2.57)    $ (0.37)        $  --
                                                       -------     -------       -------     -------         -------
Net asset value - end of period                        $  8.08     $  8.56       $ 13.34     $ 13.48         $  9.70
                                                       =======     =======       =======     =======         =======
Total return                                             (5.61)%    (21.71)%       18.59%      43.91%          (3.00)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                              1.76%       1.81%         1.75%       1.78%           1.77%+
  Net investment income (loss)                           (0.14)%     (0.32)%        0.50%       0.16%           0.48%+
Portfolio turnover                                          82%        103%          137%        175%            103%
Net assets at end of period (000 Omitted)              $   728     $   708       $   859     $ 1,015         $   876

(S) Subject to reimbursement by the fund, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fee. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 1.75% of average daily net assets. In addition, the investment adviser voluntarily waived its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and the ratios would have been:

     Net investment loss                               $ (0.45)    $ (0.44)      $ (0.22)    $ (0.36)        $ (0.13)
     Ratios (to average net assets):
       Expenses##                                         6.65%       5.82%         3.84%       4.73%           3.38%+
       Net investment loss                               (5.03)%     (4.33)%       (1.59)%     (2.79)%         (1.15)%+
   * For the period from the commencement of the fund's investment operations, October 9, 1997, through September 30, 1998.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $(0.01).
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

Financial Highlights
--------------------------------------------------------------------------------------------------------------------
                                                             YEAR ENDED SEPTEMBER 30,                   PERIOD ENDED
                                                       ---------------------------------------------   SEPTEMBER 30,
MFS INTERNATIONAL STRATEGIC VALUE FUND                    2002        2001          2000        1999           1998*
--------------------------------------------------------------------------------------------------------------------
                                             CLASS A
--------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period                  $  7.54     $ 11.69       $ 13.24     $ 10.46         $ 10.00
                                                       -------     -------       -------     -------         -------
Income from investment operations# -
  Net investment income (loss)(S)                      $  0.03     $ (0.04)      $  0.18     $  0.00+++      $  0.10
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions                                         (0.66)      (2.16)         1.57        3.10            0.36
                                                       -------     -------       -------     -------         -------
      Total from investment operations                 $ (0.63)    $ (2.20)      $  1.75     $  3.10         $  0.46
                                                       -------     -------       -------     -------         -------
Less distributions declared to shareholders -
  From net investment income                           $  --       $ (0.13)      $ (0.07)    $ (0.10)        $  --
  From net realized gain on investments and
    foreign currency transactions                         --         (1.82)        (3.23)      (0.21)           --
  In excess of net investments income                     --          --            --         (0.01)           --
  In excess of net realized gain on
    investments and foreign currency
    transactions                                         (0.01)       --            --          --              --
                                                       -------     -------       -------     -------         -------
      Total distributions declared to
        shareholders                                   $ (0.01)    $ (1.95)      $ (3.30)    $ (0.32)        $  --
                                                       -------     -------       -------     -------         -------
Net asset value - end of period                        $  6.90     $  7.54       $ 11.69     $ 13.24         $ 10.46
                                                       =======     =======       =======     =======         =======
Total return                                             (8.34)%    (22.10)%       14.22%      30.01%           4.70%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                              1.76%       1.89%         1.79%       1.77%           1.77%+
  Net investment income (loss)                            0.32%      (0.47)%        1.51%        --%            0.98%+
Portfolio turnover                                          92%        103%           77%        107%             71%
Net assets at end of period (000 Omitted)              $   134     $   146       $   953     $   929         $ 1,002

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 1.75% of average daily net assets. In addition, the investment adviser and the distributor voluntarily waived their fees for the periods indicated. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment loss per share and the ratios would have been:

     Net investment loss                               $ (0.51)    $ (0.52)      $ (0.23)    $ (0.28)        $ (0.13)
     Ratios (to average net assets):
       Expenses##                                         8.64%       7.00%         5.09%       4.07%           3.92%+
       Net investment loss                               (6.56)%     (5.58)%       (1.79)%     (2.30)%         (1.19)%+
   * For the period from the commencement of the fund's investment operations, October 9, 1997, through September 30, 1998.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

Financial Highlights
--------------------------------------------------------------------------------------------------------------------
                                                             YEAR ENDED SEPTEMBER 30,                   PERIOD ENDED
                                                       ---------------------------------------------   SEPTEMBER 30,
MFS INTERNATIONAL STRATEGIC VALUE FUND                    2002        2001          2000        1999           1998*
--------------------------------------------------------------------------------------------------------------------
                                             CLASS I
--------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period                  $  7.51     $ 11.67       $ 13.25     $ 10.47         $ 10.00
                                                       -------     -------       -------     -------         -------
Income from investment operations# -
  Net investment income (loss)(S)                      $  0.03     $  0.05       $ (0.02)    $  0.01         $  0.11
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions                                         (0.65)      (2.26)         1.74        3.09            0.36
                                                       -------     -------       -------     -------         -------
      Total from investment operations                 $ (0.62)    $ (2.21)      $  1.72     $  3.10         $  0.47
                                                       -------     -------       -------     -------         -------

Less distributions declared to shareholders -
  From net investment income                           $  --       $ (0.13)      $ (0.07)    $ (0.10)        $  --
  From net realized gain on investments and
    foreign currency transactions                         --         (1.82)        (3.23)      (0.21)           --
  In excess of net investment income                      --          --            --         (0.01)           --
  In excess of net realized gain on
    investments and foreign currency
    transactions                                         (0.01)       --            --          --              --
                                                       -------     -------       -------     -------         -------
      Total distributions declared to
        shareholders                                   $ (0.01)    $ (1.95)      $ (3.30)    $ (0.32)        $  --
                                                       -------     -------       -------     -------         -------
Net asset value - end of period                        $  6.88     $  7.51       $ 11.67     $ 13.25         $ 10.47
                                                       =======     =======       =======     =======         =======
Total return                                             (8.24)%    (22.18)%       13.80%      30.11%           4.70%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                              1.76%       1.89%         1.74%       1.77%           1.77%+
  Net investment income (loss)                            0.32%       0.59%        (0.15)%      0.08%           1.00%+
Portfolio turnover                                          92%        103%           77%        107%             71%
Net assets at end of period (000 Omitted)              $   547     $   596       $  --       $   205         $   112

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fee. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 1.75% of average daily net assets. In addition, the investment adviser voluntarily waived its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and the ratios would have been:

     Net investment loss                               $ (0.47)    $ (0.36)      $ (0.38)    $ (0.21)        $ (0.07)
     Ratios (to average net assets):
       Expenses##                                         8.14%       6.50%         4.54%       3.58%           3.42%+
       Net investment loss                               (6.06)%     (4.02)%       (2.95)%     (1.73)%         (0.67)%+
   * For the period from the commencement of the fund's investment operations, October 9, 1997, through September 30, 1998.
   + Annualized.
  ++ Not annualized.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization
MFS International Strategic Growth Fund and MFS International Strategic Value Fund (formerly MFS International Value Fund) (the funds) are a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The funds can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount is shown as a reduction of total expenses on the Statements of Operations.

Tax Matters and Distributions - Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. Each fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions.

The tax character of distributions declared for the years ended September 30, 2002 and
September 30, 2001 was as follows:

MFS INTERNATIONAL STRATEGIC GROWTH FUND
                                       SEPTEMBER 30, 2002    SEPTEMBER 30, 2001
-------------------------------------------------------------------------------
Distributions declared from:
  Ordinary income                                  $ --                $135,483
  Long-term capital gain                             --                  93,025
                                                   ------              --------
Total distributions declared                       $ --                $228,508
                                                   ======              ========

MFS INTERNATIONAL STRATEGIC VALUE FUND

                                       SEPTEMBER 30, 2002    SEPTEMBER 30, 2001
-------------------------------------------------------------------------------
Distributions declared from:
  Ordinary income                                  $ --                $ 30,686
  Long-term capital gain                            1,284               127,980
                                                   ------              --------
Total distributions declared                       $1,284              $158,666
                                                   ======              ========

During the year ended September 30, 2002, the following amounts were reclassified between paid-in-capital, accumulated undistributed net investment income and accumulated net realized loss on investments and foreign currency transactions, primarily due to differences between book and tax accounting for currency transactions and net operating losses. These changes had no effect on the net assets or net asset values per share.

                                          MFS INTERNATIONAL    MFS INTERNATIONAL
                                                  STRATEGIC            STRATEGIC
                                                GROWTH FUND           VALUE FUND
--------------------------------------------------------------------------------
Increase (decrease):
Paid-in-capital                                    $(2,880)            $   (377)
Accumulated net realized loss on investments
  and foreign currency transactions                  1,424                  704
Accumulated undistributed net investment
  income (loss)                                      1,456                 (327)

As of September 30, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                          MFS INTERNATIONAL    MFS INTERNATIONAL
                                                  STRATEGIC            STRATEGIC
                                                GROWTH FUND           VALUE FUND
--------------------------------------------------------------------------------
Undistributed ordinary income                    $    --               $  1,408
Capital loss carryforward                         (104,885)             (75,912)
Unrealized loss                                   (106,850)             (34,208)
Other temporary differences                        (61,277)             (82,599)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

                                          MFS INTERNATIONAL    MFS INTERNATIONAL
                                                  STRATEGIC            STRATEGIC
EXPIRATION DATE                                 GROWTH FUND           VALUE FUND
--------------------------------------------------------------------------------
September 30, 2010                               $(104,885)            $(75,912)

Multiple Classes of Shares of Beneficial Interest - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the funds based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.
(3) Transactions with Affiliates
Investment Adviser - Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at the following annual rates:

          First $500 million of average net assets           0.975%
          Average net assets in excess of $500 million       0.925%

The investment adviser has voluntarily agreed to waive its fee, which is shown as a reduction of total expenses in the Statements of Operations.

Each fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the fund's operating expenses, exclusive of management, distribution, and service fees. Each fund in turn will pay MFS an expense reimbursement fee not greater than 1.75% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years.

At September 30, 2002, the aggregate unreimbursed expenses owed to MFS by the funds amounted to $132,578 and $109,262 for MFS International Strategic Growth Fund and MFS International Strategic Value Fund, respectively.

Each fund pays the compensation of the Independent Trustees in the form of both a retainer and attendance fees and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees and converted it to an unfunded retirement benefit deferral plan for active Trustees. The Trustees are currently not receiving any payments for their services to each fund.

Administrator - Each fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the funds pay MFS an administrative fee at the following annual percentages of the funds' average daily net assets:

              First $2 billion                    0.0175%
              Next $2.5 billion                   0.0130%
              Next $2.5 billion                   0.0005%
              In excess of $7 billion             0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, did not receive any sales charges on sales of Class A shares of each fund for the year ended September 30, 2002.

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each fund's distribution plan provides that the fund will pay MFD up to 0.50% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.25% per annum of the fund's average daily net assets attributable to Class A shares. Distribution and service fees under the Class A distribution plan are currently being waived.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. There were no contingent deferred sales charges imposed during the year ended September 30, 2002 on Class A shares of each fund.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of each fund's average daily net assets at an annual rate of
0.10%.
(4) Portfolio Securities
Purchases and sales of investments, other than purchased option transactions and short-term obligations were as follows:
                                        MFS INTERNATIONAL     MFS INTERNATIONAL
                                                STRATEGIC             STRATEGIC
                                              GROWTH FUND            VALUE FUND
-------------------------------------------------------------------------------
Purchases
Investments (non-U.S. government
  securities)                                  $1,115,095            $  664,149
                                               ----------            ----------
Sales
Investments (non-U.S. government
  securities)                                  $  958,566            $  682,042
                                               ----------            ----------

The cost and unrealized appreciation and depreciation in the value of the investments owned by each fund, as computed on a federal income tax basis, are as follows:
                                        MFS INTERNATIONAL     MFS INTERNATIONAL
                                                STRATEGIC             STRATEGIC
                                              GROWTH FUND            VALUE FUND
-------------------------------------------------------------------------------
Aggregate cost                                 $1,265,611            $  712,004
                                               ----------            ----------
Gross unrealized depreciation                  $ (180,128)           $  (73,252)
Gross unrealized appreciation                      73,234                38,990
                                               ----------            ----------
    Net unrealized depreciation                $ (106,894)           $  (34,262)
                                               ==========            ==========

(5) Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

Class A shares
                                      MFS INTERNATIONAL STRATEGIC GROWTH FUND
                                     ----------------------------------------
                                         YEAR ENDED      YEAR ENDED SEPTEMBER
                                     SEPTEMBER 30, 2002        30, 2001
                                     -----------------   --------------------
                                     SHARES     AMOUNT     SHARES      AMOUNT
                                     ----------------------------------------
Shares sold                          14,131  $ 129,900        932  $  10,427
Shares issued to shareholders in
  reinvestment of distributions        --         --        7,781     79,831
Shares reacquired                    (1,667)   (14,412)      (538)    (5,516)
                                    -------  ---------    -------  ---------
    Net increase                     12,464  $ 115,488      8,175  $  84,742
                                    =======  =========    =======  =========

Class I shares
                                      MFS INTERNATIONAL STRATEGIC GROWTH FUND
                                     ----------------------------------------
                                         YEAR ENDED      YEAR ENDED SEPTEMBER
                                     SEPTEMBER 30, 2002        30, 2001
                                     -----------------   --------------------
                                     SHARES     AMOUNT     SHARES      AMOUNT
                                     ----------------------------------------
Shares sold                          23,161  $ 211,544     11,158   $ 117,898
Shares issued to shareholders in
  reinvestment of distributions        --         --       14,439     148,721
Shares reacquired                   (15,723)  (144,585)    (7,272)    (74,513)
                                   --------  ---------    -------   ---------
    Net increase                      7,438  $  66,959     18,325   $ 192,106
                                   ========  =========    =======   =========

Class A shares
                                      MFS INTERNATIONAL STRATEGIC VALUE FUND
                                     ----------------------------------------
                                         YEAR ENDED      YEAR ENDED SEPTEMBER
                                     SEPTEMBER 30, 2002        30, 2001
                                     -----------------   --------------------
                                     SHARES     AMOUNT     SHARES      AMOUNT
                                     ----------------------------------------
Shares sold                              26  $     216         28   $     250
Shares issued to shareholders in
  reinvestment of distributions          32        253     16,947     158,631
Shares reacquired                       (26)      (207)   (79,114)   (750,000)
                                   --------  ---------    -------   ---------
    Net increase (decrease)              32  $     262    (62,139)  $(591,119)
                                   ========  =========    =======   =========

Class I shares
                                      MFS INTERNATIONAL STRATEGIC VALUE FUND
                                     ----------------------------------------
                                         YEAR ENDED      YEAR ENDED SEPTEMBER
                                     SEPTEMBER 30, 2002        30, 2001
                                     -----------------   --------------------
                                     SHARES     AMOUNT     SHARES       AMOUNT
                                     -----------------------------------------
Shares sold                            --    $    --       79,365    $ 750,000
Shares issued to shareholders in
  reinvestment of distributions         131      1,031          2           16
                                   --------  ---------    -------    ---------
    Net increase                        131  $   1,031     79,367    $ 750,016
                                   ========  =========    =======    =========
(6) Line of Credit
Each fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. A commitment fee of $12 was allocated to both the MFS International Strategic Growth Fund and the MFS International Strategic Value Fund. The commitment fee, which is based on the average daily unused portion of the line of credit, is included in miscellaneous expense. Each fund had no borrowings during the year.

                  --------------------------------------------
   This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees of MFS Series Trust V and Shareholders of MFS International Strategic Growth Fund and MFS International Strategic Value Fund (formerly MFS International Value Fund):

We have audited the accompanying statements of assets and liabilities of MFS International Strategic Growth Fund and MFS International Strategic Value Fund (the Funds), including the portfolios of investments, as of September 30, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at September 30, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS International Strategic Growth Fund and MFS International Strategic Value Fund at September 30, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                            ERNST & YOUNG LLP
Boston, Massachusetts
November 8, 2002

FEDERAL TAX INFORMATION (Unaudited)

In January 2003, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2002.

The MFS International Strategic Value Fund has designated $1,284 as a capital gain dividend for the year ended September 30, 2002.

For the year ended September 30, 2002, the MFS International Strategic Value Fund had income from foreign sources of $16,704, and the fund designated a foreign tax credit of $1,306.

Each fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.

MFS(R) INTERNATIONAL STRATEGIC GROWTH FUND

MFS(R) INTERNATIONAL STRATEGIC VALUE FUND

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C)2002 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc.,
500 Boylston Street, Boston, MA 02116.                        INC-2-V 11/02 300